Revenues - Revision to the Group's estimates of active KOC subscription (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,556,856	$ 401,226	¥ 3,810,660	¥ 2,850,724
Net loss	¥ (352,882)	$ (55,375)	¥ 208,002	¥ 102,834
Basic earnings per share | (per share)	¥ 0	$ 0	¥ 26	¥ 13
Diluted earnings per share			¥ 26	¥ 13
KOC subscription period
Disaggregation of Revenue [Line Items]
Revenues	¥ 3,611	$ 567
Net loss	¥ 3,611	$ 567
Basic earnings per share | (per share)	¥ 0.38	$ 0.06
Diluted earnings per share | (per share)	¥ 0.38	$ 0.06